B9 Other current liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
B9 Other current liabilities

Other current liabilities

Other current liabilities
	2023	2022
Accrued interest	439	335
Accrued expenses	26,294	35,896
Of which employee-related	13,440	19,630
Of which supplier-related	8,009	9,849
Of which other 1)	4,845	6,417
Derivative liabilities 2)	1,794	2,621
Other 3)	8,458	7,341
Total	36,985	46,193

1)	Major balance relates to accrued expenses for customer projects.
2)	See also note F1 “Financial risk management.”
3)	Includes items such as VAT and other payroll deductions.